Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information [Abstract]
Balance sheet
	December 31,
Balance Sheets	2012	2011	2010

Assets
Cash and due from banks	$29,080	$21,513	$37,127
Interest-bearing deposits	952,097	943,478	1,054,929
Investment securities available for sale	1,706,150	1,645,531	2,336,335
Investment in subsidiary bank	72,954,989	71,825,352	69,825,066
Premises and equipment	1,082,066	1,105,256	1,132,347
Deferred Income Taxes	94,184	162,263	-
Other assets	61,244	20,066	968
Total assets	$76,879,810	$75,723,459	$74,386,772

Liabilities and Stockholders' Equity

Deferred income taxes	$-	$-	$151,694
Other liabilities	-	-	40,526
Total liabilities	-	-	192,220

Stockholders' equity
Common stock	2,978,554	2,996,323	3,000,508
Additional paid-in capital	8,216,785	8,640,433	8,733,438
Retained earnings	64,885,625	63,301,231	61,441,595
Accumulated other comprehensive income, net of tax	798,846	785,472	1,019,011
Total stockholders' equity	76,879,810	75,723,459	74,194,552
Total liabilities and stockholders' equity	$76,879,810	$75,723,459	$74,386,772

Statements of Comprehensive Income
	Years Ended December 31,
Statements of Comprehensive Income	2012	2011	2010

Interest revenue	$9,267	$10,057	$18,748
Dividend revenue	27,389	29,877	45,154
Dividends from subsidiary	3,214,147	2,856,066	2,730,462
Loss on other than temporary impairment of investment value	(31,904)	(188,994)	-
Loss on disposition of investment security	(4,026)
Other revenue	-	-	100,050
Equity in undistributed income of subsidiary	1,174,728	1,869,401	2,374,484
Total revenue	4,389,601	4,576,407	5,268,898

Occupancy	(4,569)	(4,460)	(5,155)
Other	66,070	51,556	37,774
Total expenses	61,501	47,096	32,619

Income before income taxes	4,328,100	4,529,311	5,236,279
Income taxes	(29,000)	(89,200)	39,500
Net income	$4,357,100	$4,618,511	$5,196,779

Other comprehensive income (loss), net of tax
Unrealized gains (losses) on available for sale investment securities arising during the period, net of taxes of $13,150, ($169,958), and ($339,606)	13,374	(233,539)	(549,058)
Comprehensive Income	$4,370,474	$4,384,972	$4,647,721

Statements of cash flow
	Years Ended December 31,
Statements of Cash Flows	2012	2011	2010

Cash flows from operating activities
Interest and dividends received	$3,251,033	$2,895,951	$2,795,127
Rental payments and fees received	37,200	37,200	82,200
Cash paid for operating expenses	(71,332)	(57,205)	(42,728)
Income taxes paid	17,588	(46,949)	(7,064)
Net cash from operating activities	3,234,489	2,828,997	2,827,535

Cash flows from investing activities
Certificates of deposit purchased, net of maturities	(7,313)	(6,499)	(177,748)
Purchase of investments available for sale	-	(99,996)	-
Purchases of premises and equipment	(4,180)	-	-
Proceeds from sale of real property & easement	-	-	72,100
Net cash from investing activities	(11,493)	(106,495)	(105,648)

Cash flows from financing activities
Common shares repurchased	(441,417)	(97,190)	-
Dividends paid	(2,772,706)	(2,758,875)	(2,730,462)
Net cash from financing activities	(3,214,123)	(2,856,065)	(2,730,462)

Net increase (decrease) in cash and cash equivalents	8,873	(133,563)	(8,575)
Cash and cash equivalents at beginning of year	34,097	167,660	176,235
Cash and cash equivalents at end of year	$42,970	$34,097	$167,660

Reconciliation of net income to net cash provided by operating activities
Net income	$4,357,100	$4,618,511	$5,196,779
Adjustments to reconcile net income to net cash used in operating activities
Undistributed net income of subsidiary	(1,174,728)	(1,869,401)	(2,374,484)
Depreciation	27,370	27,091	27,091
Gain on sale of real property	-	-	(55,050)
Loss on other than temporary impairment of investment value	31,904	188,994	-
Loss on disposition of investment securities	4,026	-	-
Decrease (increase) in
Accrued interest receivable	230	(49)	1,825
Increase (decrease) in
Deferred and accrued income taxes	(11,413)	(136,149)	31,374
Net cash from operating activities	$3,234,489	$2,828,997	$2,827,535

Composition of cash and cash equivalents
Cash and due from banks	$29,080	$21,513	$37,127
Interest-bearing deposits, except for time deposits	13,890	12,584	130,533
Total cash and cash equivalents	$42,970	$34,097	$167,660